                            THE AMERICAN TIGER FUNDS

                      THE AMERICAN TIGER TOP 20 PORTFOLIO

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1999

                                                SEMIANNUAL REPORT, June 30, 1999
                                                            AMERICAN TIGER FUNDS

                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                                 August 24, 1999

Dear Shareholder:

    The first half of 1999 generated significant gains for most investors. Large cap stocks finished ahead of small caps for the period, even though small caps dramatically outperformed large caps in the second quarter. The S&P 500* generated a return of 12.38% over the first six months of the year and the Russell 2000 Index* was up 9.28%. In the second quarter, the Russell 2000 was up 15.55% compared to 7.05% for the S&P 500.

    Small cap stocks outperformed large cap stocks during the second quarter largely because institutional money began to recognize that the fundamentals for small caps were, and continue to be, far superior to large caps. The significance of the sudden resurgence of small capitalization stocks is that the breadth and power of the overall stock market is suddenly broadening out. This is a very bullish event, because it is signaling that the stock market is no longer focusing on blue chips and index investments. Liquidity proved to be the catalyst for small and mid cap stocks and finally arrived in the second quarter. We expect that transactional volume will remain high in these asset classes through the end of the year. Although we had a much-anticipated move in interest rates during the latter half of the period, it did little to dampen investor enthusiasm.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   AMERICAN TIGER TOP 20 PORTFOLIO

                                          American Tiger Top 20 (load adjusted)    Russell 1000    Russell 3000
9/30/98                                                                 $10,000         $10,000         $10,000
10/31/98                                                                 $9,800         $10,790         $10,759
11/30/98                                                                $10,560         $11,458         $11,417
12/31/98                                                                $11,929         $12,188         $12,143
1/31/99                                                                 $13,602         $12,622         $12,555
2/28/99                                                                 $12,632         $12,222         $12,111
3/31/99                                                                 $13,849         $12,690         $12,555
4/30/99                                                                 $14,524         $13,221         $13,122
5/31/99                                                                 $13,754         $12,935         $12,872
6/30/99                                                                 $16,120         $13,179         $13,113

                                                       AMERICAN TIGER
TOTAL RETURNS FOR PERIOD ENDED JUNE 30, 1999 (LOAD         TOP 20
ADJUSTED)                                                PORTFOLIO     RUSSELL 1000  RUSSELL 3000
-----------------------------------------------------  --------------  ------------  ------------
Six Months                                                   28.45%         11.54%        11.36%
Since Inception*                                             61.20%         31.79%        31.13%
Value of a $10,000 investment over life of Portfolio*    $  16,120      $  13,179     $  13,113
*Inception September 30, 1998

    So far, 1999 has been a great year for the American Tiger Top 20 Portfolio. Over the past six months, ending June 30, 1999, the Portfolio has reported a total return of 35.14% (28.45% after the maximum load). Although the Fund is new, it shows great promise. The Fund is up 69.60% since inception, September 30, 1998 to June 30, 1999 (61.20% after the maximum load).

    This is the time of year when the stock market is very turbulent for seasonal reasons. However, the stock market should rebound impressively in September as many Wall Street professionals return from their summer hiatus. Although trading volume and stock prices typically rise after Labor Day when Wall Street professionals return, skeptics may call this seasonal surge a "dead cat bounce". Only time will tell, but we suspect that in late September, as earnings pre-announcement season approaches, the analyst community will start to aggressively revise their third quarter earnings estimates significantly higher, just as they did in the last earnings pre-announcement season.

    The bottom line is that the stock market has consolidated on light trading volume, which means that there was no panic selling by investors, and now is the time for the bargain hunting to begin. Investors must be careful, since Federal Reserve Board policy could disrupt the stock market. It appears that the Federal Reserve Board is trying to engineer a 'soft' landing for the U.S. economy as GDP growth slows and interest rates rise.

    The corporate earnings environment remains ideal. The third quarter earnings for the S&P 500 are now projected by the analyst community to grow in excess of 21% annually. We are confident that the day-to-day volatility that now characterizes the stock market will subside within the next couple of months. We believe that many stocks in our portfolios, especially many of our favorite mid capitalization issues, will surge in the upcoming months.

    Always feel free to contact us at (800) 887-8671 if you have any questions or if we can help you in any way.

Sincerely,

/s/ Louis G. Navellier                         /s/ Alan Alpers
LOUIS G. NAVELLIER                             ALAN ALPERS

This material has been preceded by an American Tiger Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions and maximum sales load.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

*Indices:

The Russell 1000-Registered Trademark- Index consists of the 1,000 largest securities in the Russell 3000 Index. It is not an investment product available for sale.

The Russell 2000-Registered Trademark- Index is an unmanaged index consisting of the smallest 2000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general. It is not an investment product available for sale.

The Russell 3000-Registered Trademark- Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is not an investment product available for sale.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole. It is not an investment product available for sale.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
AMERICAN TIGER TOP 20 PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 99.0%
APPAREL -- 19.4%
  22,800  Abercrombie & Fitch Co.*                  $  1,094,400
  13,700  Ann Taylor Stores Corp.*                       616,500
  19,800  Children's Place Retail Stores, Inc.*          801,900
   7,400  K-Swiss, Inc.                                  344,100
  12,200  Tarrant Apparel Group *                        277,550
                                                    ------------
                                                       3,134,450
                                                    ------------
BIOTECHNOLOGY -- 6.5%
  16,200  Biogen, Inc.*                                1,041,862
                                                    ------------
COMPUTER SOFTWARE -- 12.4%
  18,700  Clarify, Inc.*                                 771,375
  12,800  Citrix Systems, Inc.*                          723,200
  21,600  Wiztec Solutions, Ltd.                         513,000
                                                    ------------
                                                       2,007,575
                                                    ------------
CONTAINERS -- 1.3%
  11,000  Mobile Mini, Inc.*                             215,188
                                                    ------------
FINANCIAL SERVICES -- 11.5%
  10,700  Ameritrade Holding Corp.*                    1,134,200
   6,500  Charles Schwab Corp.                           714,187
                                                    ------------
                                                       1,848,387
                                                    ------------
INTERNET SERVICES -- 3.4%
   4,900  America Online, Inc.*                          541,450
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
MEDICAL ELECTRONICS -- 7.9%
  16,000  VISX, Inc. *                              $  1,267,000
                                                    ------------
PRECISION INSTRUMENT -- 4.9%
  14,740  Waters Corp. *                                 783,063
                                                    ------------
SEMICONDUCTORS AND RELATED -- 27.3%
  12,000  Power Integrations, Inc. *                     877,500
  10,900  Qlogic Corp.*                                1,438,800
  18,700  RF Micro Devices, Inc.*                      1,395,487
  14,250  TranSwitch Corp.*                              675,094
                                                    ------------
                                                       4,386,881
                                                    ------------
TOYS AND CHILDREN'S PRODUCTS -- 4.4%
  23,600  JAKKS Pacific, Inc.*                           703,575
                                                    ------------
TOTAL COMMON STOCKS
 (COST $12,056,769)                                   15,929,431
                                                    ------------
MONEY MARKET FUND -- 1.0%
 153,730  Fund for Government Investors
            (Cost $153,730)                              153,730
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $12,210,499)                                 $ 16,083,161
                                                    ------------
                                                    ------------

*    NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

                                                                  AMERICAN TIGER
                                                                TOP 20 PORTFOLIO

ASSETS
  Securities at Value (Note 1) (Cost $12,210,499)................  $16,083,161
  Receivable for Securities Sold.................................      405,103
  Receivable for Shares Sold.....................................       70,528
  Dividends Receivable...........................................          111
  Interest Receivable............................................        1,473
                                                                   -----------
    Total Assets.................................................   16,560,376
                                                                   -----------
LIABILITIES
  Payable for Securities Purchased...............................      521,684
  Payable for Shares Redeemed....................................       32,677
  Investment Advisory Fee Payable (Note 2).......................       11,425
  Distribution Plan Fee Payable (Note 4).........................        8,287
  Other Payables and Accrued Expenses............................        3,013
                                                                   -----------
    Total Liabilities............................................      577,086
                                                                   -----------
NET ASSETS.......................................................  $15,983,290
                                                                   -----------
                                                                   -----------
SHARES OUTSTANDING...............................................      942,580
                                                                   -----------
                                                                   -----------
NET ASSET VALUE PER SHARE........................................       $16.96
                                                                   -----------
                                                                   -----------
MAXIMUM OFFERING PRICE PER SHARE (100/95.05 OF $16.96)...........       $17.84
                                                                   -----------
                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                                  AMERICAN TIGER
                                                                TOP 20 PORTFOLIO

INVESTMENT INCOME
  Interest (Note 1)..............................................  $    1,121
  Dividends (Note 1).............................................       6,337
                                                                   ----------
    Total Investment Income......................................       7,458
                                                                   ----------
EXPENSES
  Investment Advisory Fee (Note 2)...............................      55,958
  Distribution Plan Fee (Note 4).................................      14,117
  Transfer Agent and Custodian Fee (Note 3)......................      21,957
  Trustees' Fees.................................................      18,000
  Shareholder Reports and Notices................................       9,220
  Registration Fees..............................................       9,124
  Insurance Fees.................................................       4,506
                                                                   ----------
    Total Expenses...............................................     132,882
    Less Expenses Reimbursed by Investment Adviser (Note 2)......     (48,817)
                                                                   ----------
      Net Expenses...............................................      84,065
                                                                   ----------
NET INVESTMENT LOSS..............................................     (76,607)
                                                                   ----------
  Net Realized Gain on Investments...............................     610,521
  Change in Net Unrealized Appreciation of Investments...........   2,966,882
                                                                   ----------
NET GAIN ON INVESTMENTS..........................................   3,577,403
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $3,500,796
                                                                   ----------
                                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    AMERICAN TIGER
                                                                   TOP 20 PORTFOLIO
                                                              --------------------------
                                                                               FOR THE
                                                              FOR THE SIX      PERIOD
                                                              MONTHS ENDED      ENDED
                                                                JUNE 30,      DECEMBER
                                                                  1999           31,
                                                              (UNAUDITED)       1998*
                                                              ------------   -----------

FROM INVESTMENT ACTIVITIES
  Net Investment Loss.......................................  $   (76,607)   $   (5,594)
  Net Realized Gain on Investment Transactions..............      610,521       211,487
  Change in Net Unrealized Appreciation of Investments......    2,966,882       905,780
                                                              ------------   -----------
    Net Increase in Net Assets Resulting from Operations....    3,500,796     1,111,673
                                                              ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Total Distributions to Shareholders.......................           --            --
                                                              ------------   -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.........................    6,366,718     6,038,494
  Reinvestment of Distributions.............................           --            --
  Cost of Shares Redeemed...................................   (1,085,983)      (48,408)
                                                              ------------   -----------
    Net Increase in Net Assets Resulting from Share
      Transactions..........................................    5,280,735     5,990,086
                                                              ------------   -----------
    TOTAL INCREASE IN NET ASSETS............................    8,781,531     7,101,759
NET ASSETS -- Beginning of Period...........................    7,201,759       100,000
                                                              ------------   -----------
NET ASSETS -- End of Period.................................  $15,983,290    $7,201,759
                                                              ------------   -----------
                                                              ------------   -----------
SHARES
  Sold......................................................      443,015       567,983
  Issued in Reinvestment of Distributions...................           --            --
  Redeemed..................................................      (74,207)       (4,211)
                                                              ------------   -----------
    Net Increase in Shares..................................      368,808       563,772
                                                              ------------   -----------
                                                              ------------   -----------
------------------------------------------------------------

*    FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           AMERICAN TIGER
                                                                          TOP 20 PORTFOLIO
                                                              ----------------------------------------
                                                                 FOR THE SIX         FOR THE PERIOD
                                                                MONTHS ENDED             ENDED
                                                                JUNE 30, 1999         DECEMBER 31,
                                                                 (UNAUDITED)             1998*
                                                              -----------------   --------------------

PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period....................         $12.55                 $10.00
                                                                    -------                 ------
  Income from Investment Operations:
    Net Investment Loss.....................................          (0.08)                 (0.01)
    Net Realized and Unrealized Gains on Investments........           4.49                   2.56
                                                                    -------                 ------
      Total from Investment Operations......................           4.41                   2.55
                                                                    -------                 ------
  Distributions to Shareholders:
    Total Distributions to Shareholders.....................             --                     --
                                                                    -------                 ------
  Net Increase in Net Asset Value...........................           4.41                   2.55
                                                                    -------                 ------
  Net Asset Value -- End of Period..........................         $16.96                 $12.55
                                                                    -------                 ------
                                                                    -------                 ------

TOTAL INVESTMENT RETURN.....................................          35.14%(A)              25.50%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).....................           1.50%(B)               1.50%(B)
  Expenses Before Reimbursement (Note 2)....................           2.36%(B)               7.90%(B)
  Net Investment Loss After Reimbursement (Note 2)..........          (1.36)%(B)             (0.64)%(B)
  Net Investment Loss Before Reimbursement (Note 2).........          (2.23)%(B)             (7.04)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................             95%                    82%
  Net Assets at End of Period (in thousands)................        $15,983                 $7,202
  Number of Shares Outstanding at End of Period (in
    thousands)..............................................            943                    574

--------------------------------------------------------------------
(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999
(UNAUDITED)

1. Significant Accounting Policies

    The American Tiger Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and is authorized to issue shares of beneficial interests. The Fund currently offers shares of beneficial interests in one Portfolio, the American Tiger Top 20 Portfolio (the "Portfolio"), a non-diversified open-end management investment company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. Shares of the fund are purchased at the public offering price which includes a maximum sales charge of up to 4.95% depending on the size of the purchase. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of the Portfolio. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. During the six months ended June 30, 1999, the Adviser paid operating expenses of the portfolio totaling $62,807 under the operating expense agreements the Adviser requested and the Portfolio reimbursed, $13,990 of such expenses.

    From inception of the Fund through August 4, 1999, GSG Securities, Inc. (the "Distributor") acted as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. On August 5, 1999, Navellier Securities Corp. became the distributor of the Fund. An officer and trustee of the Fund is also an officer and director of Navellier Securities Corp.

    For the six months ended June 30, 1999, the Fund was advised that the Distributor received $290,902 from sales loads earned on sales of the Fund's capital stock.

    The Fund pays each of its Trustees not affiliated with the Adviser $10,000 annually. For the six months ended June 30, 1999, Trustees fees totaled $18,000.

                                                            AMERICAN TIGER FUNDS
-----------------------------------------------------------------

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Portfolio for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the six months ended June 30, 1999, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                       TOP 20
                                                     PORTFOLIO
                                                    ------------
Purchases.........................................  $ 16,024,373
                                                    ------------
                                                    ------------
Sales.............................................  $ 10,572,708
                                                    ------------
                                                    ------------

6. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of June 30, 1999, based on the cost for Federal income tax purposes are as follows:

                                                       TOP 20
                                                     PORTFOLIO
                                                    ------------
Gross Unrealized Appreciation.....................  $  4,355,208
Gross Unrealized Depreciation.....................      (482,546)
                                                    ------------
Net Unrealized Appreciation.......................  $  3,872,662
                                                    ------------
                                                    ------------
Cost of Investments for Federal Income Tax
 Purposes.........................................  $ 12,210,499
                                                    ------------
                                                    ------------

7. Net Assets

    At June 30, 1999, net assets consisted of the following:

                                                       TOP 20
                                                     PORTFOLIO
                                                    ------------
Paid-in-Capital...................................  $ 11,370,821
Undistributed Net Investment Loss.................       (76,607)
Accumulated Net Realized Gain on Investments......       816,414
Net Unrealized Appreciation of Investments........     3,872,662
                                                    ------------
NET ASSETS........................................  $ 15,983,290
                                                    ------------
                                                    ------------

                              INVESTMENT ADVISER:

                           NAVELLIER MANAGEMENT, INC.
                         ONE EAST LIBERTY, THIRD FLOOR
                                 RENO, NV 89501
                                 (800) 887-8671

                                  DISTRIBUTOR:

                           NAVELLIER SECURITIES CORP.
                         ONE EAST LIBERTY, THIRD FLOOR
                                 RENO, NV 89501
                                 (800) 887-8671

                         TRANSFER AGENT AND CUSTODIAN:

                        RUSHMORE TRUST AND SAVINGS, FSB
                              4922 FAIRMONT AVENUE
                               BETHESDA, MD 20814
                                 (800) 622-1386